CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administrative expenses
Investor relations and marketing	$ 1,119,666	$ 233,355	$ 145,245
Share-based compensation	911,261	481,394	162,628
Management salaries and consulting fees	631,476	590,696	616,153
Insurance	291,965	360,050	262,315
Professional fees	271,551	327,712	296,245
Listing and filing fees	68,359	156,758	164,837
General and administrative	44,218	17,915	14,961
Shareholder information	43,061	50,923	21,995
Travel expenses	28,801	17,915	32,388
Depreciation	2,082	354	527
Operating loss	(3,412,440)	(2,237,072)	(1,717,294)
Foreign exchange (loss) gain	(5,745)	4,650	640,324
Write-off of E&E assets	(4,290)	(2,252,786)	0
Unrealized fair value gain (loss) on marketable securities	4,982	(9,051)	(174,634)
Interest and finance income	338,912	493,743	183,213
Loss before taxes	(3,078,581)	(4,000,516)	(1,068,391)
Current income tax expense	(150)	(155)	0
Loss for the year	(3,078,731)	(4,000,671)	(1,068,391)
Items that may be subsequently reclassified to earnings or loss:
Currency translation adjustments	0	0	(718,921)
Comprehensive loss for the year	$ (3,078,731)	$ (4,000,671)	$ (1,787,312)
Loss per share - basic and diluted
Basic (in dollars per share)	$ (0.23)	$ (0.3)	$ (0.09)
Diluted (in dollars per share)	$ (0.23)	$ (0.3)	$ (0.09)
Weighted average number of shares
Basic (in shares)	13,271,750	13,271,750	11,985,877
Diluted (in shares)	13,271,750	13,271,750	11,985,877